Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Net of estimated recoveries from third-party	$ 1,800,000	$ 2,000,000
Rental expense	$ 16,900,000	16,700,000	$ 18,000,000
Acquisition of plant and equipment and other purchase obligations		$ 0